INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Reduction in uncertain tax provisions	$ 10	$ 51
Reduction in uncertain tax provisions, gross	155	117
Current and non-current income tax assets	73	16
Non-recognized losses	9,212	9,423
Deferred tax liabilities	127	141
Pakistan Mobile Communications Limited
Income taxes
Estimated financial effect of contingent liabilities	112
Luxembourg
Income taxes
Non-recognized losses	6,285	6,052
Netherlands
Income taxes
Non-recognized losses	2,659	2,937
Russian, Algerian and Pakistan
Income taxes
Deferred tax liabilities	60	52
Foreign subsidiaries outside Netherlands
Income taxes
Undistributed earnings of VEON's foreign subsidiaries	$ 5,241	$ 6,194